Revenues - Disclosure of revenue by geographical markets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 70,813	€ 73,743
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	20,137	8,299
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	16,034	15,374
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	7,611	9,977
Nordics
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	6,502	6,176
Austria
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	5,873	5,645
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	5,554	9,536
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	2,955	2,753
Other Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	4,048	6,111
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 2,099	€ 9,872